Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Estimated Useful Lives

Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Office equipment	3-5 years
Computer equipment	3 years
Vehicles	5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Accounts Receivable [Member]
Schedules of Concentration of Risk, by Risk Factor	Third-party application stores and other payment channels accounting for 10% or more of accounts receivables are as follows:

	As of December 31,
	2015	2016
A	31%	40%
B	8%	22%
C	1%	15%

Revenues [Member]
Schedules of Concentration of Risk, by Risk Factor	The following table summarizes sales generated from games that individually accounting for 10% or more of net revenues:

	For the years ended December 31,
	2014	2015	2016
Game D	14%	2%	less than 1%